Notes Receivable - Rainmaker Note Receivable (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 14, 2020
Receivables [Abstract]
Promissory note receivable	$ 3.7	$ 3.5	$ 3.1
Stated interest rate	10.00%
Note receivable due date	Sep. 14, 2023